Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2025
Entity File Number	001-41436
Entity Registrant Name	IVANHOE ELECTRIC INC.
Entity Central Index Key	0001879016
Entity Tax Identification Number	32-0633823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	450 E Rio Salado Parkway, Suite 130
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	480
Local Phone Number	656-5821
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false